Schedule of Investments (unaudited) October 31, 2020	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 32.6%
iShares Core S&P 500 ETF(a)	1,282,377	$420,132,353
iShares Core S&P Mid-Cap ETF(a)	131,067	24,833,264
iShares Core S&P Small-Cap ETF(a)	139,286	10,031,378

		454,996,995

Domestic Fixed Income — 35.0%
iShares Core Total USD Bond Market ETF(a)(b)	9,052,407	489,373,122

International Equity — 26.1%
iShares Core MSCI Emerging Markets ETF(a)	1,810,364	96,800,163
iShares Core MSCI International Developed Markets ETF(a)(b)	5,131,918	267,629,524

		364,429,687

International Fixed Income — 6.2%
iShares Core International Aggregate Bond ETF(a)(b)	1,549,949	86,626,650

Total Investment Companies — 99.9% (Cost: $1,315,367,342)		1,395,426,454

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(a)(c)(d)	14,554,625	14,564,813

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(c)	2,373,000	$2,373,000

		16,937,813

Total Short-Term Investments — 1.2% (Cost: $16,939,268)		16,937,813

Total Investments in Securities — 101.1% (Cost: $1,332,306,610)		1,412,364,267

Other Assets, Less Liabilities — (1.1)%		(15,932,146)

Net Assets — 100.0%		$1,396,432,121

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,480,664	$—	$(3,911,745	)(a)	$(2,617)	$(1,489)	$14,564,813	14,554,625	$39,859	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,513,000	—	(140,000	)(a)	—	—	2,373,000	2,373,000	887		—
iShares Core International Aggregate Bond ETF	77,160,110	11,654,673	(2,202,896)		144,785	(130,022)	86,626,650	1,549,949	346,794		—
iShares Core MSCI Emerging Markets ETF	102,094,673	4,444,081	(13,220,640)		1,452,735	2,029,314	96,800,163	1,810,364	—		—
iShares Core MSCI International Developed Markets ETF	301,878,644	12,940,249	(46,023,071)		(3,281,289)	2,114,991	267,629,524	5,131,918	—		—
iShares Core S&P 500 ETF	448,256,151	19,195,444	(47,301,802)		11,050,278	(11,067,718)	420,132,353	1,282,377	2,052,069		—
iShares Core S&P Mid-Cap ETF	27,956,249	1,202,351	(4,866,269)		486,634	54,299	24,833,264	131,067	124,841		—
iShares Core S&P Small-Cap ETF	11,520,994	493,912	(2,119,419)		(180,369)	316,260	10,031,378	139,286	46,606		—
iShares Core Total USD Bond Market ETF	443,109,253	67,122,284	(12,564,333)		845,166	(9,139,248)	489,373,122	9,052,407	2,675,144		—

					$10,515,323	$(15,823,613)	$1,412,364,267		$5,286,200		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Growth Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,395,426,454	$—	$—	$1,395,426,454
Money Market Funds	16,937,813	—	—	16,937,813

	$1,412,364,267	$—	$—	$1,412,364,267

2